Income tax (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Unrecognized tax benefits as of January 1,	$ (2,626)	$ (398)	$ (2,626)
Increase related to prior year tax positions	0	(2,228)	0
Decrease related to prior year tax positions	434	0	0
Increase related to current year tax positions	(418)	0	0
Decrease related to current year tax positions	0	0	2,228
Settlements	885	0	0
Unrecognized tax benefits as of December 31,	$ (1,725)	$ (2,626)	$ (398)